BUSINESS COMBINATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combinations [Abstract]
Summary of Assets Acquired and Liabilities Assumed in Connection with Acquisition
The assets acquired and liabilities assumed in connection with the CTG Acquisition were recorded at their fair values on the CTG Acquisition Date as follows (in thousands):

Assets
Cash	$2,674
Accounts receivable, net	3,781
Inventories, net	4,282
Prepaid expenses and other current assets	189
Property, plant and equipment , net	1,647
Operating lease ROU asset	315
Intangible assets, net	8,065
Goodwill	2,618

Total assets acquired	$23,571

Liabilities
Accounts payable	2,656
Accrued expenses and other current liabilities	(295)
Current portion of operating lease liabilities	95
Operating lease liabilities, less current portion	180

Total liabilities assumed	$2,636

Total consideration transferred	$20,935

Summary of Identified Intangible Assets, Estimated Useful Lives and Methodologies Used to Determine Fair Values
The following table sets forth the amounts allocated to the identified intangible assets, the estimated useful lives of those intangible assets as of the CTG Acquisition Date, and the methodologies used to determine the fair values of those intangible assets ($ in thousands):

	Fair value	Useful life (in years)	Fair value methodology
Intangible assets
Trade names	$819	15	Relief from royalty method
Developed Technology	3,269	20	Relief from royalty method
Customer relationships	3,977	20	Multi-period excess earnings method of the income approach

Total intangible assets	$8,065

Summary of Unaudited Supplemental Pro Forma Financial Information
The unaudited supplemental pro forma financial results below for the three months ended March 31, 2024 and 2023, combine the consolidated results of the Company and CTG, giving effect to the CTG Acquisition as if it had been completed on January 1, 2023. This unaudited supplemental pro forma financial information is presented for informational purposes only and is not indicative of future operations or results had the acquisition been completed as of January 1, 2023, or any other date.

	Three months ended March 31,
(in thousands)	2024	2023
Pro forma revenue	$40,333	$45,308
Pro forma net income	$2,420	$6,287

Summary of Common Stock Outstanding Immediately after Merger
The following table presents the total DTIC Common Stock outstanding immediately after the closing of the Merger:

Exchange of ROC common stock not subject to possible redemption for DTIC Common Stock upon Merger	3,403,500
Conversion of ROC Public Rights into shares of DTIC Common Stock	2,070,000
Conversion of ROC Private Rights into shares of DTIC Common Stock	79,600
Exchange of ROC common stock subject to possible redemption that was not redeemed for DTIC Common Stock	158,621

Subtotal - Merger, net of redemptions	5,711,721

Issuance of DTIC Common Stock in connection with PIPE Financing	2,970,296

Exchange of DTIH common stock outstanding as of December 31, 2022 for DTIC Common Stock	11,951,137

Exchange of DTIH redeemable convertible preferred stock outstanding as of December 31, 2022 for DTIC Common Stock	6,719,641

Issuance of shares as stock-based compensation to former DTIH stockholders as part of transaction services agreement upon the Merger	337,429

Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements	2,042,181

Net exercise of stock options by DTIH stockholder	36,163

Total - DTIC Common Stock outstanding as a result of Merger, PIPE Financing, DTIH for DTIC share exchanges, transaction services agreement, Exchange Agreements, and exercise of stock options	29,768,568